Party-in-Interest Transactions (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 25,356,151,201	$ 21,613,390,478
Payments to participants for dividends on common stocks held directly	55,376,225	60,512,176
Investments in fully benefit-responsive investment contracts, at contract value	818,399,492	876,663,256
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	1,074,100,000	732,900,000
Payments to participants for dividends on common stocks held directly	23,100,000	24,200,000
EBP, Nonemployer, Common Stock | Bank Of New York Melon Short-Term Investment Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	92,100,000	70,100,000
Total Synthetic guaranteed invesment contracts: | Bank Of New York Melon Short-Term Investment Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments in fully benefit-responsive investment contracts, at contract value	$ 200,000	$ 2,400,000